UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline            New York, New York            November 16, 2009
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $1,019,283
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-13254                       Axial Capital Institutional, LP

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

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS SOLE  SHARED    NONE
--------------                --------        -----      --------  -------   --- ----  ----------      -------- ----  ------    ----
COVANTA HLDG CORP             COM             22282E102    7,046     414,449 SH        SHARED/DEFINED  1,2      0       414,449  0
DIAMONDS TR                   UNIT SER 1      252787106  259,965   2,677,566 SH        SHARED/DEFINED  1,2      0     2,677,566  0
DUN & BRADSTREET CORP DEL NE  COM             26483E100   11,967     158,880 SH        SHARED/DEFINED  1,2      0       158,880  0
EQUIFAX INC                   COM             294429105    9,272     318,186 SH        SHARED/DEFINED  1,2      0       318,186  0
FASTENAL CO                   COM             311900104    4,381     113,200 SH  PUT   SHARED/DEFINED  1,2      0       113,200  0
HEALTH CARE REIT INC          COM             42217K106    1,249      30,000 SH        SHARED/DEFINED  1,2      0        30,000  0
ISHARES TR INDEX              DJ US REAL EST  464287739  131,724   3,087,036 SH        SHARED/DEFINED  1,2      0     3,087,036  0
ISHARES TR INDEX              RUSSELL 2000    464287655  158,187   2,625,953 SH        SHARED/DEFINED  1,2      0     2,625,953  0
LORILLARD INC                 COM             544147101   13,769     185,323 SH        SHARED/DEFINED  1,2      0       185,323  0
M & F WORLDWIDE CORP          COM             552541104   10,202     504,067 SH        SHARED/DEFINED  1,2      0       504,067  0
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   30,206     666,936 SH        SHARED/DEFINED  1,2      0       666,936  0
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  114,455   2,709,000 SH  PUT   SHARED/DEFINED  1,2      0     2,709,000  0
QLT INC                       COM             746927102   17,282   4,670,749 SH        SHARED/DEFINED  1,2      0     4,670,749  0
SPDR GOLD TRUST               GOLD SHS        78463V107   38,405     388,518 SH        SHARED/DEFINED  1,2      0       388,518  0
SPDR TR                       UNIT SER 1      78462F103  211,174   1,999,944 SH        SHARED/DEFINED  1,2      0     1,999,944  0



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